Class K [Member] Expense Example - Class K - BLACKROCK ADVANTAGE INTERNATIONAL FUND - Class K	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	155
Expense Example, with Redemption, 5 Years	275
Expense Example, with Redemption, 10 Years	$ 623